Business Segment Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Business Segment Information
5.	BUSINESS SEGMENT INFORMATION
The different business segments in which the Group’s organization is structured consider the different activities from which the Group can obtain revenues and incur expenses. Such organizational structure is based on the way in which the chief decision maker analyzes the main operating and financial magnitudes for making decisions about resource allocation and performance assessment, also considering the business strategy of the Group.
Business segment information is presented consistently with the manner of reporting the information used by the chief decision maker to allocate resources and assess business segment performance.
The business segment structure is organized as follows:

•	Upstream
The Upstream segment performs all activities related to the exploration and exploitation and production of crude oil, natural gas and frac sand for well drilling.
Its revenues are largely derived from: (i) the sale of the crude oil produced to the Downstream segment; and (ii) the sale of the natural gas produced, and the sale of the natural gas retained in plant to the Gas and Power segment.
This segment incurs all costs related to the activities mentioned above.
On January 1, 2023, certain assets related to the exploration, exploitation and production of frac sand for well-drilling, which were formerly included in Central Administration and Others, were assigned to the Upstream segment. In addition, the comparative information for fiscal years ended December 31, 2022 and 2021 has been restated.

•	Downstream
The Downstream segment performs activities relating to: (i) crude oil refining and petrochemical production; (ii) logistics related to the transportation of crude oil to refineries and the transportation and distribution of refined and petrochemical products to be marketed at the different sales channels; (iii) commercialization of crude oil and refined and petrochemical products obtained from such processes; and (iv) commercialization of specialties for the agribusiness industry and of grains and their by-products.
Its revenues are derived primarily from the sale of crude oil, refined and petrochemical products, specialties for the agribusiness industry and grains and their by-products. These operations are performed through the businesses of B2C (Retail), B2B (Industries, Transportation, Aviation, Agro, Lubricants and Specialties), LPG, Chemicals, International Trade and Transportation and Sales to Companies.
This segment incurs all costs related to the activities mentioned above, including the purchase of crude oil from the Upstream segment and third parties and the purchase of gasoline, propane and butane and natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Gas and Power
The Gas and Power segment performs activities related to: (i) natural gas transportation to third parties and the Downstream segment, and its commercialization; (ii) commercial and technical operation of the LNG regasification terminals in Escobar and Bahía Blanca, by hiring regasification vessels; (iii) transportation, conditioning and processing of natural gas retained in plant for the separation and fractionation of gasoline, propane and butane; (iv) distribution of natural gas through our subsidiary Metrogas; and (v) the storage of the natural gas produced. Also, through our investments in associates and joint ventures, it undertakes activities related to: (i) separation of natural gas liquids and their fractionation, storage and transportation for the production of ethane, propane, butane and gasoline; (ii) generation of conventional thermal electric power and renewable energy; and (iii) production, storage, distribution and sale of fertilizers.
Its revenues are largely derived from the commercialization of natural gas as producers to third parties and the Downstream segment, the distribution of natural gas through our subsidiary Metrogas, the sale of gasoline, propane and butane to the Downstream segment and the provision of LNG regasification services.
This segment incurs all costs related to the activities mentioned above, including the purchase of natural gas and natural gas retained in plant from the Upstream segment.
On January 1, 2023, certain assets related to the production, storage, distribution and sale of fertilizers through the Profertil joint venture, which were formerly included in Downstream segment, were assigned to the Gas and Power segment. In addition, the comparative information for fiscal years ended December 31, 2022 and 2021 has been restated.

•	Central Administration and Others
This segment covers other activities performed by the Group not falling under the business segments mentioned above and which are not reporting business segments, mainly comprising corporate administrative expenses and assets and construction activities.
Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate domestic market prices.
Operating profit or loss and assets of each business segment have been determined after consolidation adjustments.

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2023
Revenues	171		14,888	2,017	235	-	17,311
Revenues from intersegment sales	7,211		100	357	781	(8,449)	-

Revenues	7,382		14,988	2,374	1,016	(8,449)	17,311

Operating profit or loss	(1,927)	(4)	896	(3)	(270)	56	(1,248)
Income from equity interests in associates and joint ventures	-		10	84	-	-	94

Net financial results							897
Net loss before income tax							(257)
Income tax							(1,020)
Net loss							(1,277)

Acquisitions of property, plant and equipment	4,773		1,140	178	100	-	6,191
Acquisitions of right-of-use assets	363		19	22	-	-	404
Assets	11,129		9,916	2,282	1,826	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (3)	2,452		464	44	56	-	3,016
Amortization of intangible assets	-		30	7	-	-	37
Depreciation of right-of-use assets	131		71	19	-	(1)	220
Impairment of property, plant and equipment (2)	2,288		-	-	-	-	2,288

For the year ended December 31, 2022
Revenues	174		16,016	2,304	263	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,308		16,125	2,695	1,042	(8,413)	18,757

Operating profit or loss	1,310	(4)	1,523	90	(405)	(36)	2,482
Income from equity interests in associates and joint ventures	-		23	428	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,417		837	78	127	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,528		9,530	3,215	1,807	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (3)	1,947		477	48	79	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (2)	123		-	-	-	-	123

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total

For the year ended December 31, 2021
Revenues	147		11,220	2,069	246	-	13,682
Revenues from intersegment sales	5,820		64	161	484	(6,529)	-

Revenues	5,967		11,284	2,230	730	(6,529)	13,682

Operating profit or loss	80	(4)	945	10	(198)	(138)	699
Income from equity interests in associates and joint ventures	-		48	239	-	-	287

Net financial results							(271)
Net profit before income tax							715
Income tax							(699)
Net profit							16

Acquisitions of property, plant and equipment	2,168		406	27	65	-	2,666
Acquisitions of right-of-use assets	172		105	7	-	-	284
Assets	10,681		8,321	2,846	1,575	(133)	23,290

Other income statement items
Depreciation of property, plant and equipment (3)	2,259		456	28	73	-	2,816
Amortization of intangible assets	-		39	8	4	-	51
Depreciation of right-of-use assets	129		61	17	-	(6)	201
Impairment of property, plant and equipment and intangible assets (2)	115		-	-	-	-	115

(1)	Corresponds to the eliminations among the business segments of the Group.
(2)	See Notes 2.c), 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes (21), (26) and (10) of unproductive exploratory drillings as of December 31, 2023, 2022 and 2021, respectively.

The distribution of revenue and non-current assets by geographic area is broken down in Notes 7, 8, 9 and 24.